American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Value ETF (VALQ)
May 31, 2022

American Century STOXX® U.S. Quality Value ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.8%
General Dynamics Corp.	858	192,973
Huntington Ingalls Industries, Inc.	924	194,465
L3Harris Technologies, Inc.	794	191,275
Lockheed Martin Corp.	12,158	5,350,857
Raytheon Technologies Corp.	2,024	192,523
Textron, Inc.	2,976	194,303
		6,316,396
Air Freight and Logistics — 1.2%
FedEx Corp.	7,354	1,651,561
United Parcel Service, Inc., Class B	3,972	723,897
XPO Logistics, Inc.(1)	7,917	423,085
		2,798,543
Airlines — 0.2%
Alaska Air Group, Inc.(1)	4,268	205,974
Southwest Airlines Co.(1)	4,521	207,333
		413,307
Auto Components — 0.1%
BorgWarner, Inc.	5,038	203,132
Automobiles — 0.3%
Harley-Davidson, Inc.	5,967	209,919
Thor Industries, Inc.	4,981	378,407
		588,326
Banks — 3.5%
Citizens Financial Group, Inc.	77,287	3,198,136
Comerica, Inc.	14,917	1,241,244
KeyCorp	147,145	2,937,014
Popular, Inc.	2,410	196,921
Regions Financial Corp.	9,235	204,001
		7,777,316
Beverages — 0.1%
PepsiCo, Inc.	1,124	188,551
Biotechnology — 5.0%
AbbVie, Inc.	1,414	208,381
Amgen, Inc.	17,442	4,478,059
Biogen, Inc.(1)	3,869	773,800
Gilead Sciences, Inc.	68,601	4,448,775
Moderna, Inc.(1)	7,143	1,038,092
Regeneron Pharmaceuticals, Inc.(1)	275	182,804
United Therapeutics Corp.(1)	862	198,553
		11,328,464
Building Products — 0.2%
Johnson Controls International PLC	3,703	201,851
Owens Corning	2,488	237,803
		439,654
Capital Markets — 2.7%
Bank of New York Mellon Corp.	4,255	198,326
Franklin Resources, Inc.	80,984	2,193,047

Janus Henderson Group PLC	7,077	198,934
Morgan Stanley	6,577	566,543
T. Rowe Price Group, Inc.	23,293	2,960,307
		6,117,157
Chemicals — 4.4%
CF Industries Holdings, Inc.	1,884	186,082
Dow, Inc.	62,153	4,225,161
DuPont de Nemours, Inc.	2,919	198,054
LyondellBasell Industries NV, Class A	34,999	3,998,636
Mosaic Co.	16,209	1,015,494
Olin Corp.	5,639	370,990
		9,994,417
Communications Equipment — 1.0%
Cisco Systems, Inc.	4,311	194,211
Juniper Networks, Inc.	64,381	1,975,209
		2,169,420
Construction and Engineering — 0.1%
EMCOR Group, Inc.	1,833	193,620
Consumer Finance — 0.1%
American Express Co.	1,212	204,610
Containers and Packaging — 1.0%
Amcor PLC	14,558	190,710
Packaging Corp. of America	4,180	657,431
Sealed Air Corp.	3,085	191,825
WestRock Co.	25,023	1,213,365
		2,253,331
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	610	192,748
Jefferies Financial Group, Inc.	52,241	1,724,998
		1,917,746
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	81,587	1,736,987
Lumen Technologies, Inc.	63,526	777,558
Verizon Communications, Inc.	86,903	4,457,255
		6,971,800
Electric Utilities — 6.6%
Alliant Energy Corp.	8,038	512,985
American Electric Power Co., Inc.	12,273	1,252,214
Entergy Corp.	31,656	3,808,850
FirstEnergy Corp.	8,818	378,821
NRG Energy, Inc.	47,685	2,195,418
OGE Energy Corp.	32,588	1,345,885
Pinnacle West Capital Corp.	39,454	3,063,603
Xcel Energy, Inc.	31,401	2,365,751
		14,923,527
Electrical Equipment — 0.2%
Emerson Electric Co.	2,243	198,865
Sensata Technologies Holding PLC	4,175	200,525
		399,390
Electronic Equipment, Instruments and Components — 0.7%
Corning, Inc.	21,481	769,449
Flex Ltd.(1)	12,071	206,052
IPG Photonics Corp.(1)	1,986	209,503
Jabil, Inc.	3,332	204,985

TE Connectivity Ltd.	1,526	197,449
		1,587,438
Equity Real Estate Investment Trusts (REITs) — 6.3%
Apartment Income REIT Corp.	7,980	357,983
Brixmor Property Group, Inc.	54,864	1,337,584
Crown Castle International Corp.	1,992	377,783
Essex Property Trust, Inc.	1,239	351,690
Extra Space Storage, Inc.	2,000	356,400
Federal Realty Investment Trust	16,197	1,862,169
Iron Mountain, Inc.	54,652	2,945,743
Kimco Realty Corp.	16,920	400,158
Lamar Advertising Co., Class A	25,041	2,452,766
Life Storage, Inc.	3,098	361,722
National Retail Properties, Inc.	61,855	2,740,177
Omega Healthcare Investors, Inc.	6,466	192,493
Regency Centers Corp.	5,358	365,469
Weyerhaeuser Co.	5,025	198,588
		14,300,725
Food and Staples Retailing — 2.8%
Kroger Co.	25,640	1,358,151
Walgreens Boots Alliance, Inc.	109,442	4,796,843
Walmart, Inc.	1,520	195,517
		6,350,511
Food Products — 4.1%
Archer-Daniels-Midland Co.	3,026	274,821
Campbell Soup Co.	62,642	3,001,178
General Mills, Inc.	43,803	3,059,640
J.M. Smucker Co.	4,528	567,675
Kraft Heinz Co.	17,086	646,364
Tyson Foods, Inc., Class A	19,133	1,714,508
		9,264,186
Gas Utilities — 0.2%
UGI Corp.	13,071	558,654
Health Care Equipment and Supplies — 0.3%
Baxter International, Inc.	2,553	194,156
Becton Dickinson and Co.	733	187,501
DENTSPLY SIRONA, Inc.	4,952	195,901
Medtronic PLC	1,787	178,968
		756,526
Health Care Providers and Services — 2.6%
Anthem, Inc.	373	190,084
Centene Corp.(1)	18,795	1,530,665
Cigna Corp.	959	257,290
DaVita, Inc.(1)	2,020	196,930
Encompass Health Corp.	2,967	194,457
HCA Healthcare, Inc.	6,450	1,357,080
Henry Schein, Inc.(1)	2,248	192,519
Humana, Inc.	428	194,410
Laboratory Corp. of America Holdings	757	186,767
McKesson Corp.	574	188,668
Molina Healthcare, Inc.(1)	604	175,293
Quest Diagnostics, Inc.	1,347	189,954
Tenet Healthcare Corp.(1)	8,132	526,222
UnitedHealth Group, Inc.	420	208,648

Universal Health Services, Inc., Class B	1,554	193,644
		5,782,631
Hotels, Restaurants and Leisure — 1.1%
Boyd Gaming Corp.	3,594	211,219
Darden Restaurants, Inc.	16,567	2,070,875
McDonald's Corp.	772	194,706
		2,476,800
Household Durables — 2.6%
Leggett & Platt, Inc.	38,430	1,505,303
Lennar Corp., Class A	2,621	210,335
Mohawk Industries, Inc.(1)	5,266	744,928
Newell Brands, Inc.	10,020	214,829
PulteGroup, Inc.	4,610	208,649
Tempur Sealy International, Inc.	7,974	210,274
Toll Brothers, Inc.	4,236	213,791
Whirlpool Corp.	13,644	2,513,771
		5,821,880
Household Products — 0.4%
Colgate-Palmolive Co.	4,485	353,463
Procter & Gamble Co.	3,651	539,910
		893,373
Industrial Conglomerates — 1.5%
3M Co.	23,027	3,437,701
Insurance — 0.7%
MetLife, Inc.	2,954	199,070
Principal Financial Group, Inc.	4,981	363,264
Reinsurance Group of America, Inc.	1,560	196,326
Unum Group	21,699	790,929
		1,549,589
Interactive Media and Services — 1.4%
Alphabet, Inc., Class C(1)	771	1,758,481
Meta Platforms, Inc., Class A(1)	7,285	1,410,668
		3,169,149
Internet and Direct Marketing Retail — 0.1%
eBay, Inc.	4,271	207,870
IT Services — 3.6%
Akamai Technologies, Inc.(1)	1,895	191,471
Amdocs Ltd.	2,230	193,765
Booz Allen Hamilton Holding Corp.	27,948	2,399,615
Cognizant Technology Solutions Corp., Class A	2,642	197,357
DXC Technology Co.(1)	19,226	677,140
Fidelity National Information Services, Inc.	1,877	196,146
Genpact Ltd.	4,480	198,778
International Business Machines Corp.	14,101	1,957,783
Leidos Holdings, Inc.	1,850	193,325
PayPal Holdings, Inc.(1)	2,399	204,419
Western Union Co.	91,603	1,661,678
		8,071,477
Leisure Products — 0.3%
Brunswick Corp.	2,777	208,913
Hasbro, Inc.	4,293	385,297
		594,210
Machinery — 0.5%
AGCO Corp.	1,567	200,780

Caterpillar, Inc.	917	197,935
Cummins, Inc.	960	200,755
Parker-Hannifin Corp.	720	195,962
Snap-on, Inc.	1,705	378,305
		1,173,737
Media — 2.6%
Altice USA, Inc., Class A(1)	18,497	210,496
Comcast Corp., Class A	4,381	193,991
Fox Corp., Class A	5,807	206,206
Interpublic Group of Cos., Inc.	65,923	2,124,698
Omnicom Group, Inc.	40,642	3,032,300
		5,767,691
Metals and Mining — 0.6%
Alcoa Corp.	3,076	189,851
Nucor Corp.	1,755	232,467
Steel Dynamics, Inc.	3,111	265,617
United States Steel Corp.	23,274	583,479
		1,271,414
Multi-Utilities — 0.3%
Ameren Corp.	3,669	349,252
WEC Energy Group, Inc.	3,857	405,255
		754,507
Multiline Retail — 1.2%
Kohl's Corp.	10,430	420,537
Macy's, Inc.	21,428	506,772
Target Corp.	11,144	1,803,991
		2,731,300
Oil, Gas and Consumable Fuels — 7.2%
Antero Resources Corp.(1)	4,711	202,008
APA Corp.	17,301	813,320
Chesapeake Energy Corp.	1,928	187,749
Chevron Corp.	25,448	4,444,748
ConocoPhillips	1,723	193,596
EQT Corp.	4,182	199,565
Exxon Mobil Corp.	48,355	4,642,080
Marathon Oil Corp.	6,719	211,178
Occidental Petroleum Corp.	17,397	1,205,786
Ovintiv, Inc.	11,570	647,804
PDC Energy, Inc.	2,786	220,484
Phillips 66	1,950	196,580
Valero Energy Corp.	24,087	3,121,675
		16,286,573
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	5,937	410,009
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	2,952	222,728
Johnson & Johnson	24,382	4,377,300
Merck & Co., Inc.	47,019	4,327,159
Organon & Co.	5,029	190,901
Pfizer, Inc.	101,430	5,379,847
		14,497,935
Professional Services — 0.5%
CACI International, Inc., Class A(1)	689	193,175
ManpowerGroup, Inc.	9,642	864,020
		1,057,195

Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,394	198,319
Jones Lang LaSalle, Inc.(1)	1,469	289,863
		488,182
Road and Rail — 0.4%
CSX Corp.	6,104	194,046
Norfolk Southern Corp.	812	194,604
Union Pacific Corp.	2,603	572,087
		960,737
Semiconductors and Semiconductor Equipment — 6.4%
Applied Materials, Inc.	1,770	207,603
Broadcom, Inc.	6,658	3,862,506
Intel Corp.	119,486	5,307,568
KLA Corp.	572	208,694
Lam Research Corp.	401	208,532
Microchip Technology, Inc.	2,812	204,292
Micron Technology, Inc.	19,824	1,463,804
MKS Instruments, Inc.	1,645	203,158
ON Semiconductor Corp.(1)	17,309	1,050,310
Qorvo, Inc.(1)	1,847	206,402
QUALCOMM, Inc.	4,192	600,378
Skyworks Solutions, Inc.	1,889	205,656
Synaptics, Inc.(1)	1,428	211,515
Teradyne, Inc.	1,902	207,813
Texas Instruments, Inc.	1,124	198,678
		14,346,909
Software — 0.8%
Check Point Software Technologies Ltd.(1)	1,528	191,122
Concentrix Corp.	1,343	208,017
Microsoft Corp.	727	197,650
NortonLifeLock, Inc.	7,653	186,274
Oracle Corp. (New York)	6,923	497,902
Salesforce, Inc.(1)	1,202	192,609
VMware, Inc., Class A	1,627	208,419
Ziff Davis, Inc.(1)	2,592	197,873
		1,879,866
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	1,047	198,784
AutoNation, Inc.(1)	5,136	614,060
Best Buy Co., Inc.	41,455	3,401,797
Dick's Sporting Goods, Inc.(2)	5,297	430,275
Home Depot, Inc.	652	197,393
Lowe's Cos., Inc.	1,022	199,597
Williams-Sonoma, Inc.	7,734	989,333
		6,031,239
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.	6,889	1,025,359
Hewlett Packard Enterprise Co.	86,313	1,346,483
HP, Inc.	111,929	4,347,322
NetApp, Inc.	2,799	201,388
Seagate Technology Holdings PLC	31,422	2,660,501
Western Digital Corp.(1)	16,667	1,011,520
		10,592,573
Textiles, Apparel and Luxury Goods — 0.7%
Capri Holdings Ltd.(1)	4,818	234,829

PVH Corp.	6,059	429,401
Ralph Lauren Corp.	5,915	597,947
Tapestry, Inc.	6,281	216,695
		1,478,872
Tobacco — 2.0%
Altria Group, Inc.	3,565	192,831
Philip Morris International, Inc.	41,206	4,378,137
		4,570,968
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	705	210,217
TOTAL COMMON STOCKS (Cost $212,041,375)		224,531,351
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	430,822	430,822
State Street Navigator Securities Lending Government Money Market Portfolio(3)	243,190	243,190
		674,012
TOTAL SHORT-TERM INVESTMENTS (Cost $674,012)		674,012
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $212,715,387)		225,205,363
OTHER ASSETS AND LIABILITIES†		50,073
TOTAL NET ASSETS — 100.0%		$225,255,436

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $238,004. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $243,190.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.